Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	€ 425,000	€ 407,100
Derivative liabilities	197,291	143,296
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Derivative liabilities	197,291	143,296	€ 116,768	€ 157,950
Carrying amount [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at amortized cost		7,275
Financial liabilities measured at amortized cost	571,217	545,472
Financial liabilities measured at fair value through profit or loss	197,291	143,296
Carrying amount [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Marketable securities		7,275
Carrying amount [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	424,984	407,095
Royalty funding liabilities	146,233	138,377
Derivative liabilities	197,291	143,296
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at amortized cost		7,266
Financial liabilities measured at amortized cost	537,472	529,385
Financial liabilities measured at fair value through profit or loss	197,291	143,296
Fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Marketable securities		7,266
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	387,321	385,410
Royalty funding liabilities	150,151	143,975
Derivative liabilities	€ 197,291	€ 143,296